Finance Receivables (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of capital lease future minimum lease payments
2013	$ 44,532
2014	45,816
2015	45,646
2016	44,305
2017	43,850
Thereafter	352,170
Total	$ 576,319